Quarterly Holdings Report
for
Fidelity® Maryland Municipal Income Fund
November 30, 2021
SMD-NPRT1-0122
1.810710.117
Municipal Bonds - 101.5%
	Principal Amount (a)	Value ($)
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,431,143

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	180,000	194,967
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	120,000	132,612
TOTAL GUAM		327,579
Maryland - 100.3%
Anne Arundel County Gen. Oblig.:
Series 2015:
5% 4/1/33	5,895,000	6,750,884
5% 4/1/33	2,585,000	2,960,312
Series 2018, 5% 10/1/35	6,400,000	7,903,848
Series 2019, 5% 10/1/48	550,000	699,956
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,610,740
Baltimore County Gen. Oblig.:
Series 2016, 5% 2/1/29	1,310,000	1,543,347
Series 2019, 4% 11/1/33	1,805,000	2,203,140
Series 2020:
4% 1/1/32	700,000	818,799
4% 1/1/33	1,200,000	1,402,558
4% 1/1/35	1,230,000	1,434,217
4% 1/1/37	1,500,000	1,745,273
4% 1/1/45	1,750,000	2,003,595
4% 3/1/48	2,060,000	2,424,341
4% 1/1/50	2,400,000	2,742,538
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,863,833
Series 2013 B, 5% 10/15/24	1,875,000	1,952,657
Series 2015:
5% 6/15/23	350,000	374,298
5% 6/15/24	500,000	555,561
Series 2017 A:
5% 10/15/34	2,000,000	2,463,741
5% 10/15/36	1,000,000	1,233,734
5% 10/15/37	1,000,000	1,234,355
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,632,050
5% 7/1/34	1,285,000	1,455,086
Series 2014 D, 5% 7/1/28	2,750,000	3,115,602
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,620
Series 2014 A:
5% 7/1/28	2,825,000	3,198,718
5% 7/1/33	3,000,000	3,396,717
Series 2014 B, 5% 7/1/28	1,580,000	1,790,055
Series 2020 A, 5% 7/1/50	2,490,000	3,157,089
Series 2017 D, 5% 7/1/31	5,260,000	6,329,132
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,171,776
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	755,000	824,171
Series 2019 C:
5% 9/1/29	550,000	689,846
5% 3/1/30	700,000	875,450
5% 3/1/31	1,150,000	1,430,437
Series 2021 B, 3% 9/1/51	1,000,000	1,078,838
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (b)	2,000,000	2,328,289
5% 8/1/46 (b)	2,000,000	2,531,537
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2020, 5% 10/1/33	1,500,000	1,987,714
Series 2022 B:
5% 12/1/28 (c)	2,500,000	3,016,483
5% 12/1/29 (c)	2,375,000	2,919,001
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,272,178
(Term. Proj.) Series 2019 A:
5% 6/1/44 (b)	500,000	599,897
5% 6/1/49 (b)	1,000,000	1,192,032
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (b)	200,000	239,924
5% 7/1/28 (b)	630,000	773,209
5% 7/1/29 (b)	585,000	731,562
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	398,201
5% 7/1/28	305,000	351,343
5% 7/1/29	185,000	211,956
5% 7/1/30	250,000	284,876
5% 7/1/31	300,000	340,507
5% 7/1/32	325,000	367,612
5% 7/1/36	500,000	560,020
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	411,924
5% 7/1/29 (FSA Insured)	700,000	820,177
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (FSA Insured)	575,000	667,739
Maryland Gen. Oblig.:
Series 2021 2A, 4% 8/1/36	1,000,000	1,245,238
Series 2022 2D, 4% 8/1/29 (c)	2,500,000	2,984,012
Series A:
5% 8/1/31	1,060,000	1,405,673
5% 8/1/32	1,000,000	1,323,901
5% 3/15/33	2,925,000	3,828,716
5% 8/1/34	2,000,000	2,637,994
Maryland Health & Higher Edl.:
Series 2020:
4% 7/1/40	300,000	353,903
4% 7/1/45	750,000	873,580
4% 7/1/50	1,000,000	1,154,406
Series 2021 A:
4% 6/1/39	475,000	554,837
4% 6/1/40	500,000	582,024
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	610,567
5% 7/1/30	850,000	1,027,840
5% 7/1/31	1,400,000	1,688,149
5% 7/1/32	290,000	349,095
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	65,000	78,538
Series 2012 A:
5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100)	400,000	411,166
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,120,000	1,150,264
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	300,000	308,106
Series 2012:
5% 7/1/23	850,000	872,984
5% 7/1/24	1,100,000	1,129,553
5% 7/1/26	1,080,000	1,108,199
5% 7/1/26	1,400,000	1,437,114
5% 7/1/27	300,000	307,899
5% 7/1/31	2,500,000	2,563,965
Series 2013 A, 5% 8/15/41	3,000,000	3,224,029
Series 2013 B, 5% 8/15/38	2,000,000	2,154,331
Series 2014:
5% 7/1/22 (Escrowed to Maturity)	870,000	894,026
5% 7/1/27	3,495,000	3,880,250
5% 10/1/45	2,500,000	2,793,347
Series 2015 A:
5% 5/15/29	2,000,000	2,293,184
5% 5/15/30	1,000,000	1,145,485
Series 2015:
5% 7/1/24	100,000	111,679
5% 7/1/26 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,118,436
5% 7/1/27 (Pre-Refunded to 7/1/24 @ 100)	1,000,000	1,118,436
5% 7/1/29 (Pre-Refunded to 7/1/25 @ 100)	600,000	694,776
5% 8/15/29	2,000,000	2,273,605
5% 7/1/30 (Pre-Refunded to 7/1/25 @ 100)	1,075,000	1,244,807
5% 7/1/31	2,200,000	2,516,130
5% 7/1/33	1,325,000	1,500,608
5% 7/1/34	1,200,000	1,357,858
5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	3,350,000	3,879,165
Series 2016 A:
4% 7/1/42	2,175,000	2,378,314
5% 7/1/35	1,500,000	1,752,932
5% 7/1/38	3,215,000	3,739,646
5.5% 1/1/31	1,500,000	1,830,522
Series 2016:
5% 6/1/26	300,000	354,230
5% 6/1/27	255,000	299,486
5% 6/1/28	310,000	362,365
5% 6/1/29	350,000	407,341
5% 7/1/31	500,000	586,138
5% 6/1/33	305,000	351,333
5% 6/1/36	250,000	286,833
Series 2017:
4% 7/1/42	2,845,000	3,191,738
5% 6/1/27	290,000	340,592
5% 6/1/31	425,000	491,369
5% 6/1/33	970,000	1,117,355
5% 6/1/35	600,000	689,207
5% 6/1/42	1,000,000	1,138,516
Series 2019 A, 5% 10/1/49	2,000,000	2,482,462
Series 2020 A:
4% 7/1/22	100,000	102,113
5% 7/1/23	310,000	332,273
5% 7/1/24	355,000	395,197
5% 7/1/34	1,000,000	1,275,922
5% 7/1/35	1,000,000	1,273,878
Series 2020 B:
5% 4/15/34	1,000,000	1,280,942
5% 4/15/35	1,000,000	1,278,707
Maryland Stadium Auth. Rev. (Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,023,559
5% 5/1/36	2,000,000	2,366,220
Series 2018 A, 5% 5/1/36	1,580,000	1,939,462
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,675,002
Series 2020:
4% 7/1/50	2,500,000	2,937,629
5% 7/1/33	1,000,000	1,308,327
5% 7/1/36	490,000	637,568
Series 2021 A, 5% 7/1/51	2,500,000	3,246,271
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	2,951,914
Series A, 4% 11/1/33	3,000,000	3,661,728
Prince Georges County Ctfs. of Prtn.:
Series 2018, 5% 10/1/48	2,100,000	2,585,725
Series 2021:
4% 10/1/39	1,205,000	1,466,602
4% 10/1/40	1,255,000	1,521,997
4% 10/1/41	400,000	484,258
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/34	1,000,000	1,256,748
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	2,520,000	3,032,178
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	3,335,000	4,319,252
TOTAL MARYLAND		229,476,221
TOTAL MUNICIPAL BONDS (Cost $219,995,414)		232,234,943

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $219,995,414)	232,234,943
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,456,403)
NET ASSETS - 100.0%	228,778,540

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.